Rights of use of assets (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of the composition of the rights of use of the Group's assets
	06.30.2022	06.30.2021
Farmland	5,399	5,482
Offices, shopping malls and other rental properties	17	18
Machinery and equipment	77	102
Others	1,303	1,379
Right of use assets	6,796	6,981

Non-current	6,796	6,981
Total	6,796	6,981

Schedule of changes in the Group's rights of use
	06.30.2022	06.30.2021
Beginning of the year	6,981	54,009
Additions	2,170	4,282
Disposals	-	(138)
Previsions	-	(125)
Depreciation charges	(2,231)	(2,881)
Currency translation adjustment	(650)	(6,574)
Deconsolidation	-	(42,394)
Valorization	526	802
End of the year	6,796	6,981

Schedule of depreciation charge for rights of use
	06.30.2022	06.30.2021
Farmland	2,037	2,645
Offices, shopping malls and other rental properties	1	2
Machinery and equipment	54	57
Others	139	177
Depreciation charge of right of use assets (i)	2,231	2,881

Schedule of other charges to income related to rights of use
	06.30.2022	06.30.2021
Lease liabilities interest	292	421
Results from short-term leases	(67)	(102)
Results from variable leases not recognized as lease liabilities	(423)	(638)

Schedule of average discount rate and the term of liability for lease recognized
Agricultural business		Urban properties and investment business
Average discount rate	Maturity date	Average discount rate	Maturity date
5.8%	2022-2050	10.61%	2023-2041